Goodwill - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		60 Months Ended
	Dec. 31, 2012	Dec. 31, 2008	Dec. 31, 2012
Goodwill [Line Items]
Goodwill impairment charges	$ 16,739	$ 169,300	$ 186,000
Archeo
Goodwill [Line Items]
Goodwill allocation between segments	19,249
Goodwill impairment charges	16,739
Call Driven
Goodwill [Line Items]
Goodwill allocation between segments	$ 63,305